Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings	$ 427,115	$ 57,703
Adjustments for Depreciation and depletion	253,343	263,352
Gain on disposal of mineral stream interest	(245,715)
Impairment charges		228,680
Interest expense	35,839	24,993
Equity settled stock based compensation	5,432	5,051
Performance share units	9,517	140
Income tax expense (recovery)	15,868	(886)
Loss on fair value adjustment of share purchase warrants held	124	6
Receipt of shares in exchange for contractual modifications		(7,500)
Share in losses of associate	432
Fair value (gain) loss on convertible note receivable	2,878	(215)
Investment income recognized in net earnings	(829)	(467)
Other	(46)	(214)
Change in non-cash working capital	8,964	(6,346)
Cash generated from operations before income taxes and interest	512,922	564,297
Income taxes paid	(960)	(579)
Interest paid	(35,373)	(25,243)
Interest received	824	333
Cash generated from operating activities	477,413	538,808
Financing activities
Bank debt repaid	(330,500)	(423,000)
Bank debt drawn	824,500
Credit facility extension fees	(1,205)	(1,311)
Share purchase options exercised	1,027	1,181
Dividends paid	(132,915)	(121,934)
Cash (used for) generated from financing activities	360,907	(545,064)
Investing activities
Mineral stream interests	(1,116,955)
Early deposit mineral stream interests	(8,709)	(1,721)
Net proceeds on disposal of mineral stream interests	226,000	1,022
Acquisition of long-term investments	(5,863)	(129)
Acquisition of convertible note receivable		(15,562)
Investment in associate		(2,994)
Proceeds on disposal of long-term investments	47,734
Dividend income received	80	60
Other	(3,613)	(249)
Cash used for investing activities	(861,326)	(19,573)
Effect of exchange rate changes on cash and cash equivalents	252	55
Decrease in cash and cash equivalents	(22,754)	(25,774)
Cash and cash equivalents, beginning of year	98,521	124,295
Cash and cash equivalents, end of year	$ 75,767	$ 98,521